Average Annual Total Returns - Class P3 Shares - Voya Intermediate Bond Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	Bloomberg Barclays U.S. Aggregate Bond Index 1 Yr		Bloomberg Barclays U.S. Aggregate Bond Index 5 Yrs	Bloomberg Barclays U.S. Aggregate Bond Index 10 Yrs	Bloomberg Barclays U.S. Aggregate Bond Index Since Inception
Total	8.55%			7.97%	Jun. 01, 2018	6.05%			5.99%	4.79%			5.22%	7.51%	[1]	[1]	[1]	7.00%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.